Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ (5,413,442)
Denominator:
Basic and diluted weighted average shares outstanding	21,235,616
Basic and diluted net income per ordinary share	$ (0.25)
Class B [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ (1,451,139)	$ (5,000)
Denominator:
Basic and diluted weighted average shares outstanding	5,692,466	5,000,000
Basic and diluted net income per ordinary share	$ (0.25)